Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 196,395,507
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Unrealized losses on available-for-sales securities		(65,935)	108,213
Gains on disposition of available-for-sale securities		(546,642)
Foreign currency translation adjustments	400,568	8,338,882	4,938,716
Exercise of stock options		879,397	597,600
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	179,293,725	196,395,507
Parent Company
Beginning Balance	175,016,169	161,043,090	182,255,645
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Exercise of stock options		879,397	597,600
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	157,914,387	175,016,169	161,043,090
Ordinary shares
Exercise of stock options (in shares)		556,581	360,000
Exercise of stock options		5,566	3,600
Exercise of restricted share units (in shares)	50,892	105,288
Exercise of restricted share units	509	1,053
Ordinary shares | Parent Company
Beginning Balance (in shares)	94,566,617	93,904,748	93,544,748
Beginning Balance	945,666	939,047	935,447
Exercise of stock options (in shares)		556,581	360,000
Exercise of stock options		5,566	3,600
Exercise of restricted share units (in shares)	50,892	105,288
Exercise of restricted share units	509	1,053
Ending Balance (in shares)	94,617,509	94,566,617	93,904,748
Ending Balance	946,175	945,666	939,047
Additional paid-in capital
Exercise of stock options		873,831	594,000
Exercise of restricted share units	(509)	(1,053)
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Additional paid-in capital | Parent Company
Beginning Balance	158,095,135	157,092,684	176,817,203
Exercise of stock options		873,831	594,000
Exercise of restricted share units	(509)	(1,053)
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	158,519,071	158,095,135	157,092,684
Retained earnings (deficit)
Issuance of repurchased shares upon vesting of restricted share units			(148,600)
Retained earnings (deficit) | Parent Company
Beginning Balance	(2,881,542)	(8,004,801)	(1,447,020)
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Issuance of repurchased shares upon vesting of restricted share units			(148,600)
Ending Balance	(20,807,616)	(2,881,542)	(8,004,801)
Accumulated other comprehensive income
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Accumulated other comprehensive income | Parent Company
Beginning Balance	30,320,856	22,480,106	17,562,561
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Ending Balance	30,720,703	30,320,856	22,480,106
Treasury stock
Issuance of repurchased shares upon vesting of restricted share units			148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)			60,000
Treasury stock | Parent Company
Beginning Balance (in shares)			(4,687,833)
Beginning Balance			(11,612,546)
Issuance of repurchased shares upon vesting of restricted share units			148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)			60,000
Ending Balance (in shares)	(4,627,833)	(4,627,833)	(4,627,833)
Ending Balance	$ (11,463,946)	$ (11,463,946)	$ (11,463,946)